Annual Fund Operating Expenses - Class D Shares - Janus Henderson Government Money Market Fund - Class D	Oct. 28, 2020
Operating Expenses:
Management Fees	0.20%
Other Expenses	0.43%
Total Annual Fund Operating Expenses	0.63%